united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

EQUINOX FUNDS TRUST

EQUINOX BH-DG STRATEGY FUND

EQUINOX CHESAPEAKE STRATEGY FUND

EQUINOX CRABEL STRATEGY FUND

SEMI-ANNUAL REPORT

MARCH 31, 2016

1-888-643-3431

WWW.EQUINOXFUNDS.COM

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox Campbell Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Equinox BH-DG Strategy Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmarks:

			Since Inception**
	Six Months	One Year	(12/31/2013)
Equinox BH-DG Strategy Fund
Class I	(5.73)%	(1.58)%	8.76%
Barclays BTOP50 Index ***	2.29%	(3.50)%	5.82%
S&P 500 Total Return Index +	8.49%	1.78%	7.16%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the Fund’s prospectus the Fund’s “Total Annual Fund Operating Expenses” are 170.88.% and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 1.11% for Class I shares, of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Commencement of operations and start of performance was December 31, 2013.

***	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2016 there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

+	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Note	40.3%
Other Assets Less Liabilities	59.7%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the financial statements.

Equinox Chesapeake Strategy Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmarks:

			Annualized
				Start of Performance	Since Inception
	Six Months	One Year	Three Year	(09/10/2012)	(08/21/2015)
Equinox Chesapeake Strategy Fund
Class A with load^	(10.71)%	N/A	N/A	N/A	(14.12)%
Class A ^	(5.30)%	N/A	N/A	N/A	(8.91)%
Class C ^	(5.56)%	N/A	N/A	N/A	(9.23)%
Class I **	(5.13)%	(17.27)%	13.21%	9.22%	NA
Barclay BTOP50 Index ***	2.29%	(3.50)%	3.94%	3.24%	2.09%
S&P 500 Total Return Index +	8.49%	1.78%	11.82%	13.22%	5.92%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the Fund’s prospectus, as amended, the Fund’s “Total Annual Fund Operating Expenses” are 1.73%, 2.35% and 1.42% and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 1.57%, 2.32% and 1.15% for Class A, Class C and Class I shares, respectively, of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Commencement of operations for Class I was April 19, 2012. Start of performance was September 10, 2012.

^	Commencement of operations and start of performance for Class A and Class C was August 21, 2015.

***	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclays CTA Universe. For 2016 there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

+	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Notes	48.9%
Short Term Investments	37.6%
Other Assets Less Liabilities	13.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the financial statements.

Equinox Crabel Strategy Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmarks:

			Annualized
				Start of
				Performance
	Six Months	One Year	Three Year	(03/07/2013)**
Equinox Crabel Strategy Fund
Class I	9.20%	0.64%	(1.68)%	(1.07)%
Barclay BTOP50 Index ***	2.29%	(3.50)%	3.94%	3.82%
S&P 500 Total Return Index +	8.49%	1.78%	11.82%	12.17%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the Fund’s prospectus, the Fund’s “Total Annual Fund Operating Expenses” are 5.66.% and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 1.10% for Class I shares, of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Commencement of operations was April 19, 2012. Start of performance was March 7, 2013.

***	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2016 there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

+	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees, and other expenses. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Short Term Investments	55.6%
Other Assets Less Liabilities	44.4%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the financial statements.

Equinox BH-DG Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Principal		Coupon
Amount		Rate (%)	Maturity Date	Value
	U.S. TREASURY NOTE - 40.3%
$50,000	United States Treasury Note (Cost - $50,140)	0.875	1/31/2017	$50,112

	TOTAL INVESTMENTS - 40.3% (Cost - $50,140)(a)			$50,112
	OTHER ASSETS AND LIABILITIES - NET - 59.7%			74,352
	TOTAL NET ASSETS - 100.0%			$124,464

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,140 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(28)
Net unrealized depreciation	$(28)

Unrealized
SWAP CONTRACT +	Apreciation

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the BH-DG Systematic Trading Program of BH-DG Systematic Trading LLP (“BH-DG” ) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Brevan Howard that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. At March 31, 2016, the reference index was diversified among the following sectors: agricultural commodities (3%), bonds (37%), FX (27%), energy (6%), metals (5%), equity indices (11%), and STIR Futures (10%). Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on December 31, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides a fixed fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $123,800)	$1,306
Total Net Unrealized Appreciation on Swap Contract	$1,306

+	This investment is a holding of Equinox BH-DG Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

		Coupon Rate	Maturity
Principal Amount		(%)	Date	Value
	U.S. TREASURY NOTES - 48.9%
$15,000,000	United States Treasury Note	0.375	10/31/2016	$14,991,795
2,000,000	United States Treasury Note	0.625	10/15/2016	2,001,954
7,000,000	United States Treasury Note	0.625	12/31/2016	7,002,737
5,000,000	United States Treasury Note	0.750	1/15/2017	5,006,055
	TOTAL U.S. TREASURY NOTES (Cost $28,985,071)			29,002,541

Shares
	SHORT-TERM INVESTMENTS - 37.6%
	MONEY MARKET FUNDS - 14.9%
1,202,958	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 0.17%** +			1,202,958
5,294,663	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 0.17%** +			5,294,663
1,342,427	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.16% ** +			1,342,427
1,001,022	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.16% ** +			1,001,022
				8,841,070

		Coupon Rate	Maturity
Principal Amount		(%)(a)	Date
	U.S. TREASURY BILLS - 22.7%
$2,000,000	United States Treasury Bill	0.220	4/28/2016	1,999,672
1,500,000	United States Treasury Bill	0.308	7/21/2016	1,498,587
10,000,000	United States Treasury Bill	0.635	3/2/2017	9,940,925
				13,439,184

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,280,254)			22,280,254

	TOTAL INVESTMENTS - 86.5% (Cost - $51,265,325) (b)			$51,282,795
	OTHER ASSETS AND LIABILITIES - NET - 13.5%			7,996,575
	TOTAL NET ASSETS - 100.0%			$59,279,370

(a)	Represents discount rate at the time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $51,265,325 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$18,081
Unrealized depreciation:	(611)
Net unrealized appreciation:	$17,470

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2016

Unrealized
SWAP CONTRACT +	Depreciation

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the managed futures program of Chesapeake Capital Corporation (“Chesapeake”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Chesapeake that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. At March 31, 2016, the reference index was diversified among the following sectors: agricultural commodities (19%), energy (2%), metals (14%), equity indices (22%), currencies (28%), and interest rates (15%). Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on September 11, 2012 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides a fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $60,695,000)	$(3,236,686)
Total Net Unrealized Depreciation on Swap Contract	$(3,236,686)

*	Pledged as collateral for swap contract.

+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2016

Shares				Value
	SHORT-TERM INVESTMENTS - 55.6%
	MONEY MARKET FUNDS - 13.7%
122,277	Goldman Sachs Funds PLC - US$ Liquid Reserves Fund - Administration Share Class, 0.17%** +			$122,277
122,250	JPMorgan Liquidity Funds - US Dollar Liquidity Fund - Premier Share Class, 0.16% ** +			122,250
				244,527

Principal
Amount		Coupon Rate (%)(a)	Maturity Date
	U.S. TREASURY BILLS - 41.9%
$750,000	United States Treasury Bill	0.635	3/2/2017	745,600

	TOTAL SHORT-TERM INVESTMENTS (Cost $990,127)			990,127

	TOTAL INVESTMENTS - 55.6% (Cost - $990,127)(b)			$990,127
	OTHER ASSETS AND LIABILITIES - NET - 44.4%			790,177
	TOTAL NET ASSETS - 100.0%			$1,780,304

(a)	Represents discount rate at the time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $990,127.

Unrealized
SWAP CONTRACT +	Appreciation

Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the Multi-Product Program of Crabel Capital Management, LLC (“Crabel”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Crabel that include over-the-counter foreign exchange and currency option transactions and exchange traded futures and options in relation to any commodity, metal, financial instrument, currency, interest rate or index traded on certain exchanges. At March 31, 2016, the reference index was diversified among the following sectors: agricultural commodities (6%), energy (23%), metals (37%), equity indices (22%), currencies (3%), and interest rates (10%). Under the terms of the swap, Equinox has the ability to periodically adjust the notional level of the swap. The swap was effective on March 4, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of the swap. (Notional Value $1,571,900)	$39,766
Total Net Unrealized Appreciation on Swap Contract	$39,766

*	Pledged as collateral for swap contract.

+	This investment is a holding of Equinox Crabel Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2016

	BH-DG		Chesapeake	Crabel
	Strategy Fund		Strategy Fund	Strategy Fund
ASSETS
Investment securities:
At cost	$50,140		$51,265,325	$990,127
At fair value	$50,112		$51,282,795	$990,127
Cash	50,877		4,812,953	733,872
Cash held at broker	22,500	(1)	4,003,500 (1)	—
Unrealized appreciation on swap contract	1,306		—	39,766
Receivable for Fund shares sold	—		660,532	50,000
Receivable for swap	841		1,784,377	33,150
Receivable due from Advisor	9,297		48,406	7,964
Prepaid expenses & other assets	13,701		16,849	40
TOTAL ASSETS	148,634		62,609,412	1,854,919

LIABILITIES
Unrealized depreciation on swap contract	—		3,236,686	—
Due to broker - swap contract	—		—	60,000
Payable for fund shares redeemed	—		27,078	—
Advisory fees payable	—		41,003	—
Distribution (12b-1) fees payable	—		1,280	—
Trustee’s fees payable	21		—	73
Payable to related parties	3,500		2,492	461
Accrued expenses and other liabilities	20,649		21,503	14,081
TOTAL LIABILITIES	24,170		3,330,042	74,615
NET ASSETS	$124,464		$59,279,370	$1,780,304

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$123,977		$63,248,197	$1,777,467
Accumulated net investment loss	(1,635)		(3,033,176)	(62,955)
Accumulated net realized gain on investments and swap contracts	844		2,283,565	26,026
Net unrealized appreciation (depreciation) on investments and swap contracts	1,278		(3,219,216)	39,766
NET ASSETS	$124,464		$59,279,370	$1,780,304

(1)	This balance has been pledged as collateral for swap contract.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

March 31, 2016

	BH-DG	Chesapeake	Crabel
	Strategy Fund	Strategy Fund	Strategy Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$—	$4,468,543	$—
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	—	397,183	—
Net asset value (Net Assets ÷ Shares Outstanding)
redemption price per share	$—	$11.25	$—
Maximum offering price per share
(maximum sales charges of 5.75%) (a)	$—	$11.94	$—

Class C Shares:
Net Assets	$—	$448,838	$—
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	—	40,047	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$—	$11.21	$—

Class I Shares:
Net Assets	$124,464	$54,361,989	$1,780,304
Shares of beneficial interest outstanding
[$0 par value, unlimited shares authorized]	10,548	4,822,940	187,360
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.80	$11.27	$9.50

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2016

	BH-DG	Chesapeake	Crabel
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Interest	$46	$72,115	$1,436
TOTAL INVESTMENT INCOME	46	72,115	1,436

EXPENSES
Investment advisory fees	407	188,602	6,523
Distribution (12b-1) fees
Class A	—	2,277	—
Class C	—	837	—
Audit fees	16,540	18,000	12,750
Accounting services fees	15,653	16,561	15,721
Registration fees	12,875	21,290	12,634
Custodian fees	2,505	2,748	2,625
Printing and postage expenses	2,491	6,512	1,818
Compliance officer fees	2,476	3,375	2,544
Legal fees	1,731	2,472	494
Transfer agent fees	899	3,837	1,359
Non 12b-1 Shareholder services fees	37	2,241	102
Administrative services fees	27	12,573	445
Insurance fees	—	2	3
Margin interest	—	4,089	34
Trustees fees and expenses	4	1,129	86
Other expenses	253	991	491
TOTAL EXPENSES	55,898	287,536	57,629

Less: Fees waived/reimbursed by the Advisor	(55,300)	(2,512)	(48,029)

NET EXPENSES	598	285,024	9,600
NET INVESTMENT LOSS	(552)	(212,909)	(8,164)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) on:
Investments	—	—	21
Swap contracts	(1,915)	741,535	19,103
	(1,915)	741,535	19,124
Net change in unrealized appreciation/(depreciation) on:
Investments	(28)	17,470	—
Swap contracts	6,108	(4,285,639)	142,464
	6,080	(4,268,169)	142,464

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	4,165	(3,526,634)	161,588

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,613	$(3,739,543)	$153,424

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	BH-DG Strategy Fund
	Six Months Ended	Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment loss	$(552)	$(664)
Net realized gain(loss) on investments and swap contracts	(1,915)	2,759
Net change in unrealized appreciation (depreciation) on investments and swap contracts	6,080	(5,265)
Net increase (decrease) in net assets resulting from operations	3,613	(3,170)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	—	(381)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	51,978	120,429
Net asset value of shares issued in reinvestment of distributions:	—	381
Payments for shares redeemed:	(39,303)	(24,464)
Net increase in net assets from shares of beneficial interest	12,675	96,346

TOTAL INCREASE IN NET ASSETS	16,288	92,795

NET ASSETS
Beginning of Period	108,176	15,381
End of Period*	$124,464	$108,176
* Includes accumulated net investment loss of:	$(1,635)	$(1,083)

SHARE ACTIVITY
Shares Sold	4,379	10,364
Shares Reinvested	—	35
Shares Redeemed	(3,525)	(2,200)
Net increase in shares of beneficial interest outstanding	854	8,199

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Chesapeake Strategy Fund
	Six Months Ended	Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment loss	$(212,909)	$(232,502)
Net realized gain from investments and swap contracts	741,535	1,519,826
Net change in unrealized depreciation on investments and swap contracts	(4,268,169)	(1,672,238)
Net decrease in net assets resulting from operations	(3,739,543)	(384,914)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	—	(2,640,438)
From net realized gains:	—	(57,274)
From distributions to shareholders	—	(2,697,712)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,739,351	128,818
Class C	513,143	2,500
Class I	41,828,344	27,504,736
Net asset value of shares issued in reinvestment of distributions:
Class I	—	2,386,542
Payments for shares redeemed:
Class A	(74,276)	—
Class C	(21,522)	—
Class I	(11,515,261)	(11,874,400)
Capital contribution by swap counterparty (Note 4)	—	149,042
Net increase in net assets from shares of beneficial interest	35,469,779	18,297,238

TOTAL INCREASE IN NET ASSETS	31,730,236	15,214,612

NET ASSETS
Beginning of Period	27,549,134	12,334,522
End of Period*	$59,279,370	$27,549,134
* Includes accumulated net investment loss of:	$(3,033,176)	$(2,820,267)

SHARE ACTIVITY
Class A+:
Shares Sold	392,572	10,870
Shares Redeemed	(6,259)	—
Net increase in shares of beneficial interest outstanding	386,313	10,870

Class C+:
Shares Sold	41,710	202
Shares Redeemed	(1,865)	—
Net increase in shares of beneficial interest outstanding	39,845	202

Class I:
Shares Sold	3,502,047	2,105,621
Shares Reinvested	—	206,257
Shares Redeemed	(986,130)	(943,234)
Net increase in shares of beneficial interest outstanding	2,515,917	1,368,644

+	Class A shares and Class C shares commenced operations on August 21, 2015.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Crabel Strategy Fund
	Six Months Ended	Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment loss	$(8,164)	$(21,799)
Net realized gain from investments and swap contracts	19,124	10,792
Net change in unrealized appreciation (depreciation) on investments and swap contracts	142,464	(141,062)
Net increase (decrease) in net assets resulting from operations	153,424	(152,069)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	—	(33,294)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:	581,683	1,945,605
Net asset value of shares issued in reinvestment of distributions:	—	33,053
Payments for shares redeemed:	(956,021)	(1,189,887)
Net increase/(decrease) in net assets from shares of beneficial interest	(374,338)	788,771

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(220,914)	603,408

NET ASSETS
Beginning of Period	2,001,218	1,397,810
End of Period*	$1,780,304	$2,001,218
* Includes accumulated net investment loss of:	$(62,955)	$(54,791)

SHARE ACTIVITY
Shares Sold	62,346	208,029
Shares Reinvested	—	3,543
Shares Redeemed	(104,955)	(131,507)
Net increase/(decrease) in shares of beneficial interest outstanding	(42,609)	80,065

See accompanying notes to consolidated financial statements.

Equinox BH-DG Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$11.16		$10.29	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.13)	(0.08)
Net realized and unrealized gain on investments	0.70		1.26	0.37
Total from investment operations	0.64		1.13	0.29
Less distributions from:
Net investment income	—		(0.26)	—
Net asset value, end of period	$11.80		$11.16	$10.29
Total return (3)	10.99%		10.99%	2.90%
Net assets, at end of period (000’s)	$124		$108	$15
Ratio of gross expenses to average net assets (including interest expense) (4)	102.81	% (5)	170.88%	1241.12	% (5)
Ratio of gross expenses to average net assets (excluding interest expense) (4)	102.81	% (5)	170.87%	1241.12	% (5)
Ratio of net expenses to average net assets (including interest expense)	1.10	% (5)	1.11%	1.10	% (5)
Ratio of net expenses to average net assets (excluding interest expense)	1.10	% (5)	1.10%	(1.10	)% (5)
Ratio of net investment loss to average net assets	(1.02	)% (5)	(1.09)%	(1.10	)% (5)

Portfolio Turnover Rate	0	% (6)	0%	0	% (6)

(1)	The Equinox BH-DG Strategy Fund commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended	Period Ended
	March 31, 2016	September 30,
	(Unaudited)	2015 (1)
Net asset value, beginning of period	$11.88	$12.35
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.02)
Net realized and unrealized loss on investments	(0.57)	(0.45)
Total from investment operations	(0.63)	(0.47)
Net asset value, end of period	$11.25	$11.88
Total return (3)(8)	(5.30)%	(3.81)%
Net assets, at end of period (000’s)	$4,469	$129
Ratio of gross expenses to average net assets (including interest expense) (4)(5)(6)	1.38%	1.73%
Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)(6)	1.36%	1.51%
Ratio of net expenses to average net assets (including interest expense) (5)(6)	1.37%	1.57%
Ratio of net expenses to average net assets (excluding interest expense) (5)(6)	1.35%	1.35%
Ratio of net investment loss to average net assets (6)	(1.04)%	(1.41)%
Portfolio Turnover Rate (7)	0%	0%

(1)	The Equinox Chesapeake Strategy Fund Class A shares commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns shown exclude the effect of maximum applicable sales charge of 5.75% and wire redemption fees, if applicable. Total returns would be lower absent fee waivers.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended	Period Ended
	March 31, 2016	September 30,
	(Unaudited)	2015 (1)
Net asset value, beginning of period	$11.87	$12.35
Activity from investment operations:
Net investment loss (2)	(0.11)	(0.03)
Net realized and unrealized loss on investments	(0.55)	(0.45)
Total from investment operations	(0.66)	(0.48)
Net asset value, end of period	$11.21	$11.87
Total return (3)	(5.56)%	(3.89)%
Net assets, at end of period (000’s)	$449	$2
Ratio of gross expenses to average net assets (including interest expense) (4)(5)(6)	2.13%	2.35%
Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)(6)	2.11%	2.13%
Ratio of net expenses to average net assets (including interest expense) (5)(6)	2.12%	2.32%
Ratio of net expenses to average net assets (excluding interest expense) (5)(6)	2.10%	2.10%
Ratio of net investment loss to average net assets (6)	(1.77)%	(2.16)%
Portfolio Turnover Rate (7)	0%	0%

(1)	The Equinox Chesapeake Strategy Fund Class C commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Chesapeake Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$11.88		$13.14	$9.41	$9.53	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.13)	(0.12)	(0.06)	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.56)		1.20 (3)	3.85	(0.06)	(0.42)
Total from investment operations	(0.61)		1.07	3.73	(0.12)	(0.47)
Capital contribution by swap counterparty (Note 4)	—		0.11	—	—	—
Less distributions from:
Net investment income	—		(2.41)	—	—	—
Net realized gains	—		(0.03)	—	—	—
Total distributions	—		(2.44)	—	—	—
Net asset value, end of period	$11.27		$11.88	$13.14	$9.41	$9.53
Total return (4)	(5.13)%		9.76%	39.64%	(1.36)%	(4.60)%
Net assets, at end of period (000’s)	$54,362		$27,418	$12,335	$5,600	$10
Ratio of gross expenses to average net assets (including interest expense) (5)(6)	1.13	% (7)	1.42%	2.62%	5.44%	1218.72	% (7)
Ratio of gross expenses to average net assets (excluding interest expense) (5)(6)	1.11	% (7)	1.38%	2.62%	5.44%	1218.72	% (7)
Ratio of net expenses to average net assets (including interest expense) (6)	1.12	% (7)	1.15%	1.10%	1.10%	1.10	% (7)
Ratio of net expenses to average net assets (excluding interest expense) (6)	1.10	% (7)	1.10%	1.10%	1.10%	1.10	% (7)
Ratio of net investment loss to average net assets	(0.83	)% (7)	(1.05)%	(1.08)%	(0.68)%	(1.10	)% (7)
Portfolio Turnover Rate	0.0	% (8)	0%	0%	298%	0	% (8)

(1)	The Equinox Chesapeake Strategy Fund Class I shares commenced operations on April 19, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Does not include the expenses of other investment companies in which the Fund invests, if any.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Crabel Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,	September 30,	September 30,
	(Unaudited)		2015	2014	2013	2012 (1)
Net asset value, beginning of period	$8.70		$9.32	$8.47	$10.00	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.09)	(0.10)	(0.06)	—
Net realized and unrealized gain/(loss) on investments and swap contract	0.84		(0.36)	0.95	(1.47)	—
Total from investment operations	0.80		(0.45)	0.85	(1.53)	—
Less distributions from:
Net investment income	—		(0.17)	—	—	—
Net asset value, end of period	$9.50		$8.70	$9.32	$8.47	$10.00
Total return (3)	9.20%		(4.92)%	10.04%	(16.39)%	0.00%
Net assets, at end of period (000’s)	$1,780		$2,001	$1,398	$15	$1
Ratio of gross expenses to average net assets (including interest expense) (4)(5)	6.63	% (6)	5.66%	27.88%	1536.25%	4178.45	% (6)
Ratio of gross expenses to average net assets (excluding interest expense) (4)(5)	6.62	% (6)	5.66%	27.88%	1536.25%	4178.45	% (6)
Ratio of net expenses to average net assets (including interest expense) (5)	1.11	% (6)	1.10%	1.10%	1.10%	0.00	% (6)
Ratio of net expenses to average net assets (excluding interest expense) (5)	1.10	% (6)	1.10%	1.10%	1.10%	0.00	% (6)
Ratio of net investment loss to average net assets	(0.94	)% (6)	(1.03)%	(1.09)%	(1.08)%	0.00	% (6)
Portfolio Turnover Rate	0	% (7)	0%	0%	0%	0	% (7)

(1)	The Equinox Crabel Strategy Fund commenced operations on April 19, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Does not include the expenses of other investment companies in which the fund invests, if any.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2016

1.	ORGANIZATION

The Equinox BH-DG Strategy Fund (“BH-DG Strategy”), Equinox Chesapeake Strategy Fund (“Chesapeake Strategy”) and Equinox Crabel Strategy Fund (“Crabel Strategy”) (each a “Fund”, collectively the “Funds”) are non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The investment objective of each Fund is to achieve long term capital appreciation.

BH-DG Strategy and Crabel Strategy offer Class I (Institutional) Shares that are offered at net asset value. Chesapeake Strategy offers Class A shares, Class C shares and Class I shares. Chesapeake Strategy Class C shares and Class I shares are offered at net asset value. Chesapeake Strategy Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Chesapeake Strategy Class A shares made within 12 months after a purchase of Chesapeake Strategy Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Chesapeake Strategy Class C shares made within one year after a purchase of such shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Chesapeake Strategy Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds’ assets and liabilities measured at fair value:

BH-DG Strategy

Assets	Level 1	Level 2	Level 3	Total
U.S .Treasury Note	$—	$50,112	$—	$50,112
Swap Contract	—	1,306	—	1,306
Total	$—	$51,418	$—	$51,418

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Chesapeake Strategy

Assets	Level 1	Level 2	Level 3	Total
US Treasury Notes	$—	$29,002,541	$—	$29,002,541
Money Market Funds	8,841,070	—	—	8,841,070
U.S. Treasury Bills	—	13,439,184	—	13,439,184
Total	$8,841,070	$42,441,725	$—	$51,282,795

Chesapeake Strategy

Liabilities	Level 1	Level 2	Level 3	Total
Swap Contract	$—	$3,236,686	$—	$3,236,686
Total	$—	$3,236,686	$—	$3,236,686

Crabel Strategy

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$244,527	$—	$—	$244,527
U.S. Treasuries Bill	—	745,600	—	745,600
Swap Contract	—	39,766	—	39,766
Total	$244,527	$785,366	$—	$1,029,893

There were no transfers between levels during the period.

It is the Fund’s policy to record transfers between levels the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Consolidation of Subsidiaries – The consolidated financial statements of Equinox BH-DG Strategy Fund with its subsidiary Equinox BH-DG Strategy Fund Limited (“BH-DG-CFC”), Equinox Chesapeake Strategy Fund with its subsidiary Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”), and Equinox Crabel Strategy Fund with its subsidiary Equinox Crabel Strategy Fund Limited (“ECRS-CFC”) include the accounts of BH-DG-CFC, ECS-CFC and ECRS-CFC, collectively the “CFCs”, as wholly-owned and controlled foreign corporations. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest approximately 25% of their total assets in their CFCs which act as investment vehicles in order to effect certain investments consistent with each Fund’s respective investment objectives and policies.

Each CFC utilizes a total return swap with Deutsche Bank AG, London Branch, that provides exposure to the total returns of the BH-DG Systematic Trading Program of BH-DG Systematic Trading LLP (the “BH-DG Program”) with respect to the BH-DG Strategy, the managed futures program of Chesapeake Capital Corporation (the “Chesapeake Program”) with respect to the Chesapeake Strategy, and the Multi-Product Program of Crabel Capital Management, LLP (the “Crabel Program”) with respect to the Crabel Strategy (collectively with the BH-DG Program and the Chesapeake Program, the “Programs”),

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objectives and through their respective exposure to the Programs, the Funds may have increased or decreased exposure to one or more of the risk factors including, with respect to the Programs, swap agreements, defined in the Principal Investment Risks section of each Fund’s Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

BH-DG-CFC	12/31/2013	$24,648	19.80%
ECS-CFC	4/19/2012	$11,392,261	19.22%
ECRS-CFC	3/8/2013	$257,443	14.46%

For tax purposes, the CFCs are exempted Cayman investment companies. The CFCs have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the CFCs are controlled foreign corporations and as such are not subject to U.S. income tax. However, as wholly-owned controlled foreign corporations, the CFCs net income and capital gain, to the extent of its earnings and profits, will be included each year in each Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which each Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s consolidated financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated portfolio of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty risk – Counterparty risk, including swap counterparty risk, is the risk that the counterparty to a financial instrument will cause a financial loss for the Funds by failing to discharge an obligation. A concentration of counterparty risk exists in that part of each Fund’s cash is held at the Broker. The Fund could be unable to recover assets held at the Broker, including assets directly

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

traceable to a Fund, in the event of the Broker’s bankruptcy. The Funds do not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Cash – Cash includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014) or expected to be taken on each Fund’s 2015 return. Each Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

Swap Agreements – Each Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. Currently, each Fund, through its respective CFC, utilizes a total return swap with Deutsche Bank AG, London Branch, that provides exposure to the total returns of such Fund’s Program (see, Consolidation of Subsidiaries above). These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

To help to reduce counterparty risk on the Fund, the Advisor has the right to reduce the Funds exposure and remove cash from the Funds total return swap with Deutsche Bank AG. This cash holding shall be in excess of $250,000, and may not exceed 40% of the Index exposure in total. Index exposure is defined as the total notional amount plus any profit. The Fund is charged interest on this cash holding and any amount removed will be offset against the final settlement value of the swap. As of March 31, 2016, Crabel Strategy Fund at the request of the Advisor had $60,000 in cash holdings as shown in the Fund’s consolidated statement of assets and liabilities under advance on unrealized swap appreciation, which relates to the Fund’s total return swap with Deutsche Bank AG.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. Realized gains and losses from a decrease in the notional value of the swaps are recognized on trade date. Each Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

BH-DG-CFC, ECS-CFC, and ECRS-CFC maintain cash and investments in money market funds, approximately 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Please refer to the Consolidated Portfolio of Investments for additional detail on the money market holdings. The cash maintained as collateral is recorded as swap margin balance on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of a Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, each swap may be terminated in its entirety.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statement of Assets and Liabilities as of March 31, 2016:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset Derivatives
Unrealized appreciation on swap contract
Equity/Currency/Commodity/Interest Rate Contracts	Net unrealized appreciation (depreciation) from open swap contracts

The following is a summary of the location of derivative investments on the Funds’ Consolidated Statement of Operations for six months ended March 31, 2016.

Location on the Consolidated Statement of Operations
Derivatives Investment Type	Location of Gain (Loss) on Derivatives
Net change in unrealized appreciation on swap contracts.
Equity/Currency/Commodity/Interest Rate Contracts	Net realized gain/(loss) on swap contracts

For the six months ended March 31, 2016, the notional value, net change in unrealized appreciation/depreciation, and realized gain/losses from the swaps were as follows:

	Change in Unrealized
Fund	Appreciation/(Depreciation)	Realized Gain/(Loss)	Notional
BH-DG-CFC	$6,108	$(1,915)	$123,800
ECS-CFC	(4,285,639)	741,535	60,695,000
ECRS-CFC	142,464	19,103	1,571,900

In addition, the agreement provides for an annual fee of $3,500 per swap due to the counterparty for serving as a financial intermediary. The swap also provides for an annual fee of 0.35% payable to Deutsche Bank accrued on the notional level of each swap.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Consolidated Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets

It is each Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) for swap contracts. During the six months ended March 31, 2016, the Funds are subject to a master netting arrangement for the swaps. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2016. The Funds may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other master netting agreements which are the standard contracts governing most derivative transactions between the Fund and its counterparties. These agreements may allow a Fund and a counterparty to offset certain derivative instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. To the extent amounts due to a Fund from a counterparty are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

EQUINOX BH-DG STRATEGY FUND

Assets					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments (2)	Cash Collateral Pledged		Net Amount
Unrealized Appreciation on Swap Contract	$1,306	(1)	$—	$1,306	$—	$1,306	(3)	$—
Total	$1,306		$—	$1,306	$—	$1,306		$—

(1)	Net unrealized appreciation and depreciation as presented in the Consolidated Portfolio of Investments.

(2)	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

(3)	The table above does not include additional cash collateral pledged to the counterparty. Additional collateral pledged as of March 31, 2016 was $21,194.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

EQUINOX CHESAPEAKE STRATEGY FUND

Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Assets Presented in the Statement of Assets & Liabilities	Financial Instruments (2)	Cash Collateral Pledged		Net Amount
Unrealized Deppreciation on Swap Contract	$3,236,686	(1)	$—	$3,236,686	$3,236,686	$—	(3)	$—
Total	$3,236,686		$—	$3,236,686	$3,236,686	$—		$—

(1)	Net unrealized appreciation and depreciation as presented in the Consolidated Portfolio of Investments.

(2)	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

(3)	The table above does not include additional securities and cash collateral pledged to the counterparty. Additional collateral pledged as of March 31, 2016 was $9,607,884.

EQUINOX CRABEL STRATEGY FUND

Assets:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets & Liabilities	Financial Instruments (2)	Cash Collateral Pledged		Net Amount
Unrealized Appreciation on Swap Contract	$39,766	(1)	$—	$39,766	$39,766		(3)	$—
Total	$39,766		$—	$39,766	$39,766	$—		$—

(1)	Net unrealized appreciation and depreciation as presented in the Consolidated Portfolio of Investments.

(2)	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the Fund to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

(3)	The table above does not include additional cash collateral pledged to the counterparty. Additional collateral pledged as of March 31, 2016 was $204,761.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, there were no purchases or sales of portfolio securities, other than short-term investments and U.S. Government securities.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management LP serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its compensation and/or reimburse certain expenses for a Fund, to the extent necessary to ensure that such Fund’s total operating expenses, excluding taxes, any class-specific fees and expenses (such as Rule 12b-1 distribution fees, shareholder service fees, or transfer agency fees), interest, extraordinary items, “Acquired Fund fees and expenses” and brokerage commissions, do not exceed the contractual limits set forth below (the “Expense Limitation”). The Expense Limitation with respect to each Fund will remain in place for the periods set forth below unless the Board of Trustees approves its earlier termination, subject to 60 days’ written notice to the Adviser. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

	Contractual Limit on
	Total Operating
Funds	Expenses	Effective Date	Termination Date
Equinox BH-DG Strategy Fund	1.10%	Commencement of Operations	January 31, 2017
	2.00%	January 31, 2017	January 31, 2027
Equinox Chesapeake Strategy Fund	1.10%	April 19, 2012	January 31, 2017
Equinox Crabel Strategy Fund	1.10%	January 31, 2016	January 31, 2017
	2.00%	January 31, 2015	January 31, 2027

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation (or any similar agreement). The Advisor is permitted to seek reimbursement from a Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class of such Fund do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The Board may terminate this expense reimbursement arrangement at any time. Pursuant to the Expense Limitation, the Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

Fund	September 30, 2016	September 30, 2017	September 30, 2018
BH-DG Strategy	$—	$92,979	$100,447
Chesapeake Strategy	150,274	121,451	60,931
Crabel Strategy	81,498	102,684	96,821

As of September 30, 2015, the following amounts expired unrecouped:

Fund	September 30, 2015
Chesapeake Strategy	$13,810
Crabel Strategy	18,610

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Trust, on behalf of the Funds, has adopted the Trust’s Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), to pay for certain distribution activities and shareholder services. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to the Distributor to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During six months ended March 31, 2016, pursuant to the Plan, Equinox Chesapeake Strategy Fund accrued $2,277 and $837 in 12b-1 fees for the Fund’s Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. For the six months ended March 31, 2016, the Distributor received $4,197 and $4,903 in underwriting commissions for sales of Class A and Class C shares for the Chesapeake Fund, respectively, of which $570 and $24 were retained by the principal underwriter or other affiliated broker-dealers.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

On February 19, 2015, the Equinox Chesapeake Strategy Fund received notification from DeutscheBank, the Swap Counterparty, that the management and incentive fees within the swap were calculated incorrectly from December 13, 2013 through February 18, 2015. The excess fees over the period caused the Fund to be undervalued. This resulted in a NAV error which compounded over the period to a maximum amount of $0.45 per share. DeutscheBank adjusted the value of the swap by $20,490 on February 19, 2015. On February 19, 2015 a receivable was put on the books of the Fund to account for losses due to subscription and redemption activity during the period. On March 6, 2015, the Fund’s transfer agent reprocessed redemption activity. The losses due to subscription activity and the reprocessed redemption activity amounted to $70,287 for the year ended September 30, 2014 and $149,043 for the year ended September 30, 2015, all of which was reimbursed by DeutscheBank and such amounts are reflected in the financial statements as capital contributions.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

5.	TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2015 was as follows:

	For the period ended September 30, 2015:
	Ordinary	Long-Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
BH-DG Strategy	$381	$—	$—	$381
Chesapeake Strategy Fund	2,697,712	—	—	2,697,712
Crabel Strategy Fund	33,288	—	6	33,294

There were no distributions for fiscal year ended September 30, 2014.

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

As of September 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
BH-DG Strategy	$—	$—	$(617)	$—	$(2,509)	$—	$(3,126)
Chesapeake Strategy Fund	—	—	(61,289)	—	(167,995)	—	(229,284)
Crabel Strategy Fund	—	—	(17,435)	—	(133,152)	—	(150,587)

The difference between book basis and tax basis unrealized appreciation/(depreciation), accumulated net investment loss and accumulated net realized gain from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
BH-DG Strategy	$617
Chesapeake Strategy Fund	61,289
Crabel Strategy Fund	17,227

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Crabel Strategy Fund incurred and elected to defer such capital losses of $208.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and ordinary income distributions, and adjustments for non-deductible expenses and counterparty swap pricing error, resulted in reclassifications for the following Funds for the year ended September 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
BH-DG Strategy	$(44)	$44	$—
Chesapeake Strategy Fund	(161,213)	161,124	89
Crabel Strategy Fund	(4,524)	4,524	—

Equinox Funds Trust

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2016

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2016, beneficial ownership in excess of 25% is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
Chesapeake Strategy	Chesapeake Holding Co.	28%

Crabel Strategy	Pershing, LLC (for the benefit of others)	58%
	Ameritrade Inc. (for the benefit of others)	30%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07, “Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent),” modifying ASC 946 “Financial Services – Investment Companies.” Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Equinox Funds Trust

EXPENSE EXAMPLES (Unaudited)

March 31, 2016

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including upfront and deferred sales charges (loads) on purchases of Class A shares and deferred sales charges (loads) on certain redemptions of Class C shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual *	10/1/2015	3/31/2016	10/1/15 - 3/31/16	Expense Ratio
BH-DG Strategy – Class I	$1,000.00	$1,057.30	$5.66	1.10%
Chesapeake Strategy – Class A	1,000.00	947.00	6.67	1.37%
Chesapeake Strategy – Class C	1,000.00	944.40	10.31	2.12%
Chesapeake Strategy – Class I	1,000.00	948.70	5.46	1.12%
Crabel Strategy – Class I	1,000.00	1,092.00	5.81	1.11%

	Beginning	Ending	Expenses Paid
Hypothetical *	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	10/1/2015	3/31/2016	10/1/15 - 3/31/16	Expense Ratio
BH-DG Strategy – Class I	$1,000.00	$1,019.50	$5.55	1.10%
Chesapeake Strategy – Class A	1,000.00	1,018.15	6.91	1.37%
Chesapeake Strategy – Class C	1,000.00	1,014.40	10.68	2.12%
Chesapeake Strategy – Class I	1,000.00	1,019.40	5.65	1.12%
Crabel Strategy – Class I	1,000.00	1,019.45	4.60	1.11%

*	Expense information for is equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Equinox Funds Trust

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2016

APPROVAL OF ADVISORY AGREEMENT

The Board of Trustees (the “Board”) of Equinox Fund Trust (“Trust”), including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the advisory agreement between Equinox Institutional Asset Management, LP (“EIAM” or the “Advisor”) and the Trust, for the Equinox BH-DG Strategy Fund (“BH-DG Fund”), Equinox Chesapeake Strategy Fund (“Chesapeake Fund”) and Equinox Crabel Strategy Fund (“Crabel Fund”) (each a “Fund” and collectively, the “Funds”) (“Agreement”), at an in-person meeting held on November 18, 2015 (the “Meeting”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Fund for an additional one-year period.

At the Meeting, in determining whether to approve the Agreement, the Trustees considered information provided by the Advisor in accordance with Section 15(c) of the 1940 Act regarding: (i) the services performed for the Funds, (ii) the size and qualifications of EIAM’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with EIAM’s management of the Funds, (iv) investment performance, (v) the capitalization and financial condition of EIAM, (vi) a comparison of the advisory fees and expense ratios of the Funds to the advisory fees and expense ratios of comparable funds; (vii) brokerage selection procedures (including soft dollar arrangements, if any), (viii) the procedures for allocating investment opportunities between the Funds and other clients, (ix) results of any regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on EIAM’s ability to service the Funds, (xi) EIAM’s internal program for ensuring compliance with the Funds’ investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xii) EIAM’s proxy voting policies, and (xiii) details regarding, and quantification of, any fee sharing arrangements with respect to the distribution of shares of the Funds. The Trustees determined that the information provided to the Trustees was sufficient to make their determination regarding whether to approve the continuation of the Agreement with respect to each Fund.

The Trustees also considered information provided by EIAM regarding the advisory fees and an analysis of these fees in relation to the delivery of services to the Funds, the costs of providing such services and the profitability of the firm in general and as a result of the fees received from the Fund. In addition, the Trustees also received a copy of the Agreement, EIAM’s most recent Form ADV and a memorandum from legal counsel regarding the legal standard applicable to their review of the Agreement. Legal counsel to the Funds reviewed with the Trustees the relevant case law with respect to the approval of an investment advisory agreement by the trustees of an investment company.

The Trustees noted the reports provided at Board meetings throughout the year covering matters such as the relative performance of the Funds, compliance with the investment objectives, policies, strategies and limitations for the Funds, the compliance of management personnel with the applicable code of ethics, and the adherence to fair value pricing procedures as established by the Board.

The Trustees considered that representatives from EIAM attended each Meeting in person and discussed EIAM’s history, experience with mutual funds that utilize managed futures, and the Funds’ investment strategies in connection with the proposed approval of the Agreement with respect to each Fund and answered questions from the Board.

The Trustees’ evaluation of the services provided by EIAM took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of EIAM’s investment management capabilities in selecting managed futures programs, allocating assets across various managed futures programs, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees considered EIAM’s personnel and the depth of EIAM’s

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personnel who possess the experience to provide investment management services to the Funds. Based on the information provided by EIAM, the Trustees concluded that (i) the nature, extent and quality of the services provided by EIAM are appropriate and consistent with the terms of the Agreement including the proposed advisory fee, (ii) each Fund is likely to benefit from the continued receipt of EIAM’s services under the Agreement, and (iii) EIAM has sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel.

At the Meeting, the Board considered the overall investment performance of EIAM and the Funds. The Trustees reviewed performance information for the Funds for the one year and three year periods ended September 30, 2015, as applicable, including a comparison to the Barclays BTOP50 Index (“Index”) and three other investment companies employing a managed futures strategy that were identified by EIAM as comparable (“Peer Funds”). The Trustees also received performance information for the other series of the Trust managed by EIAM for the same period. The Trustees also reviewed EIAM’s commentary regarding the performance data and the various factors contributing to the Fund’s shorter-term performance, noting that longer-term performance was not available. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with the Peer Funds and the Index. With respect to the BH-DG Fund, the Trustees noted that the Fund outperformed the Index and one of the Peer Funds for the year ended September 30, 2015, and underperformed two of the Peer Funds for the same period. With respect to the Chesapeake Fund, the Trustees noted that the Fund outperformed the Index and two of the Peer Funds for the year ended September 30, 2015, and underperformed one of the Peer Funds for the same period. The Trustees noted that the Chesapeake Fund outperformed each of the Peer Funds and the Index for the three year period ended September 30, 2015. With respect to the Crabel Fund, the Trustees noted that the Fund underperformed the Index and each of the Peer Funds for the one year period ended September 30, 2015.

The Trustees considered explanations provided by the Advisor regarding the various factors contributing to the Funds’ relative performance, including, among other things, differences in a Fund’s investment strategies and portfolio construction in comparison to the Peer Funds. The Board discussed with EIAM the reasons behind such results for the applicable Fund. With respect to Fund performance that lagged a relevant Peer Fund for certain periods (but not necessarily all periods), the Trustees considered other factors that supported the continuation of the Agreement, including the following: (i) that EIAM’s investment decisions, such as security selection and sector allocation, attributing to such underperformance were reasonable and consistent with the Fund’s investment objective and policies; and (ii) that the Fund had a limited history of investment performance. Taking note of EIAM’s discussion of (i) the various factors contributing to the Fund’s performance and (ii) its continuing commitment to the Fund’s current investment strategy, the Independent Trustees concluded that the recent investment performance of each Fund was satisfactory.

At the Meeting, the Trustees noted that EIAM had provided information regarding its advisory fees and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefit resulting from EIAM’s relationship with the Funds. The Trustees considered the advisory fees paid to EIAM, the total expenses of the Funds, and EIAM’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain the stated caps on Fund operating expenses. The Trustees considered the rate of the investment advisory fees and other expenses paid by the Funds under the Agreement as compared to those of representative comparable funds managed by EIAM and other investment advisors. The Trustees noted that the investment advisory fees and total operating expenses for each Fund were lower than the median of the contractual advisory fee rates and total operating expenses for the Peer Funds, as indicated in materials prepared for the Board by EIAM, based on information contained in various publicly available documents. The Trustees noted that EIAM waived a portion of its advisory fee and/or reimbursed Fund expensens with respect to each Fund in order to maintain the stated caps on Fund operating expenses. The Trustees concluded that the advisory fees

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and services provided by EIAM are consistent with those of other advisors which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds based on the information provided at the Meetings.

Trustees also considered (i) the costs of the services provided by EIAM, (ii) the compensation and benefits received by EIAM in providing services to the Funds, and (iii) EIAM’s profitability. The Trustees noted that the level of profitability of EIAM is an appropriate factor to consider in providing service to the Funds, and the Trustees should be satisfied that EIAM’s profits are sufficient to continue as healthy, ongoing concerns generally and as investment advisor of the Funds specifically. Based on the information provided, the Trustees concluded that EIAM’s estimated fees and profits (if any) expected to be derived from its relationship with the Trust in light of the Funds’ expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisors for managing comparable mutual funds with similar strategies. In so concluding, the Trustees noted that EIAM has contractually agreed to waive the fee it receives from each Fund in an amount equal to the management fee paid to EIAM by each such Fund’s wholly-owned subsidiary. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the projected growth and size of each Fund, the quality of services provided by EIAM and the expense limitations agreed to by EIAM. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Funds grow, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board noted that economies of scale may be achieved at higher asset levels for the Funds for the benefit of Fund shareholders but the advisory fee structure for the Funds did not currently include breakpoint reductions as asset levels increase.

In voting to approve the Agreement with respect to each Fund, the Board considered all factors it deemed relevant and the information presented to the Board by the Advisor. Tn arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his own judgment. The Board determined that the approval of the Agreement would be in the best interests of each Fund and its respective shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Agreement with respect to each Fund for an additional one-year period.

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ending December and June) on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/16

By (Signature and Title)

/s/ Vance J. Sanders

Vance J. Sanders, Principal Financial Officer

Date 6/7/16